Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Schedule of property and equipment

	Depreciable	As of
	Life	September 30,	December 31,
	(In Years)	2014	2013
		(In thousands)
Equipment leased to customers	2-5	$3,526,090	$3,496,994
EchoStar I (1)	12	—	201,607
EchoStar VII (1)	15	—	177,000
EchoStar X (1)	15	—	177,192
EchoStar XI (1)	15	—	200,198
EchoStar XIV (1)	15	—	316,541
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	661,321	600,439
Buildings and improvements	1-40	83,258	80,439
Land	—	5,504	5,504
Construction in progress	—	19,006	39,043
Total property and equipment		5,072,656	6,072,434
Accumulated depreciation (1)		(2,591,343)	(3,093,111)
Property and equipment, net		$2,481,313	$2,979,323

(1)     Property and equipment and accumulated depreciation decreased $1.073 billion and $633 million, respectively, as a result of the Satellite and Tracking Stock Transaction.  See Note 4 and Note 10 for further discussion

	Depreciable
	Life	As of December 31,
	(In Years)	2013	2012
		(In thousands)
Equipment leased to customers	2-5	$3,496,994	$3,424,911
EchoStar I	12	201,607	201,607
EchoStar VII	15	177,000	177,000
EchoStar X	15	177,192	177,192
EchoStar XI	15	200,198	200,198
EchoStar XIV	15	316,541	316,541
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	600,439	580,588
Buildings and improvements	1-40	80,439	74,398
Land	-	5,504	5,207
Construction in progress	-	39,043	20,469
Total property and equipment		6,072,434	5,955,588
Accumulated depreciation		(3,093,111)	(2,948,204)
Property and equipment, net		$2,979,323	$3,007,384

Schedule of construction in progress
	As of December 31,
	2013	2012
	(In thousands)
Computer hardware projects	$20,216	$2,115
Software projects	15,017	6,088
Other	3,810	12,266
Construction in progress	$39,043	$20,469

Schedule of depreciation and amortization expense

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2014	2013	2014	2013
	(In thousands)
Equipment leased to customers	$208,208	$188,524	$607,584	$538,457
Satellites	15,261	27,171	53,723	81,512
Buildings, furniture, fixtures, equipment and other	22,671	14,054	58,181	43,441
Total depreciation and amortization	$246,140	$229,749	$719,488	$663,410

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Equipment leased to customers	$739,266	$649,394	$725,904
Satellites	108,682	123,431	128,352
Buildings, furniture, fixtures, equipment and other	58,039	58,081	50,699
148 degree orbital location (1)	—	67,776	—
Total depreciation and amortization	$905,987	$898,682	$904,955

(1)           See “FCC Authorizations” below.

Schedule of DBS Satellites

		Degree	Estimated
	Launch	Orbital	Useful Life
Satellites	Date	Location	(Years)
Owned:
EchoStar I (1)(5)	December 1995	77	12
EchoStar VII (2)(5)	February 2002	119	15
EchoStar X (2)(5)	February 2006	110	15
EchoStar XI (2)(5)	July 2008	110	15
EchoStar XIV (5)	March 2010	119	15
EchoStar XV	July 2010	45	15

Leased from EchoStar:
EchoStar VIII (1)(3)(4)	August 2002	77	NA
EchoStar IX (1)(3)	August 2003	121	NA
EchoStar XII (1)(4)	July 2003	61.5	NA
Nimiq 5 (1)(3)	September 2009	72.7	NA
EchoStar XVI (1)	November 2012	61.5	NA
QuetzSat-1 (1)(3)	September 2011	77	NA

Leased from Other Third Party:
Anik F3	April 2007	118.7	NA
Ciel II	December 2008	129	NA

Under Construction:
EchoStar XVIII	2015	110	15

(1)         See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)         During the fourth quarter 2012, the estimated useful life of these satellites was extended from 12 years to 15 years on a prospective basis based on management’s assessment of, among other things, these satellites’ useful lives, technological obsolescence risk, estimated remaining fuel life and estimated useful lives of our other DBS satellites.  This increase in the estimated useful life of these satellites had an immaterial effect on our results of operations.

(3)         We lease a portion of the capacity on these satellites.

(4)         We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s useful life.

(5)         On February 20, 2014, we entered into agreements with EchoStar pursuant to which, among other things, we transferred these satellites to EchoStar and lease back certain satellite capacity on these satellites.  See Note 16 for further discussion of our Subsequent Events.